Lessee disclosures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
At 1 January	£ 737	£ 849	£ 1,025
Exchange and other adjustments	(3)	1
Additions	79	128
Disposals	(11)	(113)
Depreciation charge for the year	(177)	(192)
At 31 December	£ 737	£ 849